EQUITY-ACCOUNTED INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of joint ventures [abstract]
Summary of Brookfield Renewables equity-accounted investments
The following table outlines the changes in Brookfield Renewable’s equity-accounted investments:

(MILLIONS)	2023	2022	2021
Balance, beginning of year	$1,392	$1,107	$971
Acquisitions through business combinations	44	—	—
Investment(1)(2)(3)(4)	700	373	57
Return of capital	—	(3)	(8)
Share of net income	186	96	22
Share of other comprehensive income (loss)	162	(65)	148
Dividends received	(58)	(89)	(78)
Change in basis of accounting(5)	105	—	—
Foreign exchange translation and other	15	(27)	(5)
Balance, end of year	$2,546	$1,392	$1,107
(1)Includes additional subscription for shares in Powen. Refer to Note 3 - Acquisitions for more details.
(2)Includes the investment in an India sustainable agricultural solutions company. Refer to Note 3 - Acquisitions for more details.
(3)Includes Brookfield Renewable’s incremental investment in X-Elio. Refer to Note 3 - Acquisitions for more details.
(4)Includes Brookfield Renewable’s incremental investment in Westinghouse. Refer to Note 3 - Acquisitions for more details.
(5)Includes the recognition of a 378 MW operating hydroelectric portfolio in the U.S. Refer to Note 4 - Disposal of assets for more details.

Summary of iIformation Related to Associates and Joint Ventures
The following table presents the ownership interests and carrying values of Brookfield Renewable’s investments in associates and joint ventures, all of which are accounted for using the equity method:

	Ownership Interest		Carrying Value
	2023	2022	2023	2022
Hydroelectric	14%-50%	14%-50%	$225	$111
Wind	25%-50%	25%	159	108
Utility-scale solar	25%-65%	25%-65%	304	107
Distributed energy & Storage	25%-50%	25%-50%	1,049	815
Sustainable solutions	4%-49%	8%-49%	809	251
			$2,546	$1,392
The following table presents total assets, as well as total liabilities of Brookfield Renewable’s investments in associates and joint ventures:

	Total Assets		Total Liabilities
	2023	2022	2023	2022
Hydroelectric	$1,221	$550	$422	$223
Wind	1,019	472	383	20
Utility-scale solar	2,884	457	1,160	70
Distributed energy & Storage	5,010	4,248	2,109	1,944
Sustainable solutions	7,757	2,890	1,564	1,140
	$17,891	$8,617	$5,638	$3,397
The following table presents total revenues, net income and other comprehensive income (“OCI”) of Brookfield Renewable’s investments in associates and joint ventures:

(MILLIONS)	2023			2022			2021
	Revenues	Net income (loss)	OCI	Revenues	Net income (loss)	OCI	Revenues	Net income (loss)	OCI
Hydroelectric	$105	$74	$(14)	$18	$69	$(73)	$16	$(15)	$170
Wind	—	3	21	—	68	42	—	20	2
Utility-scale solar	28	478	63	—	(24)	2	—	(18)	(53)
Distributed energy & Storage	604	210	373	582	240	(54)	449	92	256
Sustainable solutions	1,016	46	62	363	11	—	—	—	—
	$1,753	$811	$505	$963	$364	$(83)	$465	$79	$375